Net Loss Per Share - Additional Information (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	1,799,811	0